TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 1,053	$ 2,003
Additions based on tax positions taken related to the current year	148	94
Reduction related to expirations of statute of limitations or settlements of tax matters	(92)	(1,087)
Foreign currency translation adjustments	4	43
Balance at the end of the year	$ 1,113	$ 1,053